Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance Table
The following table sets forth information concerning the compensation of our NEOs for each of the fiscal
years ended
December
 31, 2021 and 2022, and our financial performance for each such fiscal year:

					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($)(1)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)(1)(2)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(3)	Net Income (Loss) ($)	Adjusted EBITDA ($) (4)
2022	7,830,078	990,131	1,356,913	(5,286,494)	5.23	68.36	(148,612,671)	(103,796,099)
2021	783,689	15,051,082	652,061	5,856,732	72.72	98.95	6,460,301	29,910,482
(1)
Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs
2022	Brian Bair	Mike Burnett, Benjamin Aronovitch and Stephen Johnson
2021	Brian Bair	Mike Burnett, Benjamin Aronovitch and Stephen Johnson
2020	Brian Bair	Benjamin Aronovitch and Stephen Johnson
Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

	2021		2022
Adjustments	PEO ($)	Average Non-PEO NEOs ($)	PEO ($)	Average Non-PEO NEOs ($)

Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	–	–	(7,172,453)	(799,054)

Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	–	–	158,809	37,580

Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	–	–	173,697	–

Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	–	3,347,011	–	(2,104,845)

Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	14,267,393	1,857,660	–	(796,934)

Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	–	–	–	(2,980,154)

Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	–	–	–	–

Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	–	–	–	–

Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	–	–	–	–

Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	–	–	–	–

TOTAL ADJUSTMENTS	14,267,393	5,204,671	(6,839,947)	(6,643,407)

(2)
Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to (i) for solely service-vesting RSU awards, the closing price per share on the applicable year-end
date(s) or, in the case of vesting dates, the closing price per share on the applicable vesting date(s); (ii) for market-based awards, the fair value calculated by a Monte Carlo simulation model as of the applicable year-end
date(s), which utilizes multiple input variables to estimate the probability of satisfying the market condition est ablish
ed for the award, including the expected volatility of our stock price based on the average historical volatility of similar publicly traded companies, a risk-free interest rate using the rate of return on U.S. treasury notes equal to the remaining contractual term of the award, and an expected dividend yield of 0% and (iii) for stock options, a Black Scholes value as of the applicable year-end
or vesting date(s), determined based on the same methodology as used to determine grant date fair value but using updated assumptions as of the revaluation date. We provide information regarding the assumptions used to calculate the valuation of the award in Notes 1 and 11 to the consolidated financial statements included in the Annual Report on Form
10-K
filed on February 28, 2023.

(3)
For the relevant fiscal year, represents the cumulative TSR (the “Peer Group TSR”) of the NASDAQ Real Estate and Other Financial Services Index (the “Peer Group”), assuming a $100 investment on September 1, 2021.

(4)	Adjusted EBITDA is a non-U.S. generally accepted accounting principle (“GAAP”) financial measure, which our management team uses to assess our underlying financial performance.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]
(1)
Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs
2022	Brian Bair	Mike Burnett, Benjamin Aronovitch and Stephen Johnson
2021	Brian Bair	Mike Burnett, Benjamin Aronovitch and Stephen Johnson
2020	Brian Bair	Benjamin Aronovitch and Stephen Johnson

Peer Group Issuers, Footnote [Text Block]	For the relevant fiscal year, represents the cumulative TSR (the “Peer Group TSR”) of the NASDAQ Real Estate and Other Financial Services Index (the “Peer Group”), assuming a $100 investment on September 1, 2021.
PEO Total Compensation Amount	$ 7,830,078	$ 783,689
PEO Actually Paid Compensation Amount	$ 990,131	15,051,082
Adjustment To PEO Compensation, Footnote [Text Block]
Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

	2021		2022
Adjustments	PEO ($)	Average Non-PEO NEOs ($)	PEO ($)	Average Non-PEO NEOs ($)

Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	–	–	(7,172,453)	(799,054)

Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	–	–	158,809	37,580

Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	–	–	173,697	–

Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	–	3,347,011	–	(2,104,845)

Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	14,267,393	1,857,660	–	(796,934)

Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	–	–	–	(2,980,154)

Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	–	–	–	–

Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	–	–	–	–

Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	–	–	–	–

Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	–	–	–	–

TOTAL ADJUSTMENTS	14,267,393	5,204,671	(6,839,947)	(6,643,407)

Non-PEO NEO Average Total Compensation Amount	$ 1,356,913	652,061
Non-PEO NEO Average Compensation Actually Paid Amount	$ (5,286,494)	5,856,732
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

	2021		2022
Adjustments	PEO ($)	Average Non-PEO NEOs ($)	PEO ($)	Average Non-PEO NEOs ($)

Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	–	–	(7,172,453)	(799,054)

Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	–	–	158,809	37,580

Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	–	–	173,697	–

Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	–	3,347,011	–	(2,104,845)

Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	14,267,393	1,857,660	–	(796,934)

Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	–	–	–	(2,980,154)

Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	–	–	–	–

Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	–	–	–	–

Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	–	–	–	–

Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	–	–	–	–

TOTAL ADJUSTMENTS	14,267,393	5,204,671	(6,839,947)	(6,643,407)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]
Pay Versus Performance Tabular List
We believe the following performance measures represent the most important financial performance measures used by us to link compensation actually paid to our NEOs for the fiscal year ended December 31, 2022:

•	Revenue;

•	Adjusted EBITDA; and

•	Stock price.

Total Shareholder Return Amount	$ 5.23	72.72
Peer Group Total Shareholder Return Amount	68.36	98.95
Net Income (Loss)	$ (148,612,671)	$ 6,460,301
Company Selected Measure Amount	(103,796,099)	29,910,482
PEO Name	Brian Bair
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description [Text Block]	Adjusted EBITDA is a non-U.S. generally accepted accounting principle (“GAAP”) financial measure, which our management team uses to assess our underlying financial performance.
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Stock price
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (6,839,947)	$ 14,267,393
PEO [Member] | Deduction For Amounts Reported Under The Stock Awards And Option Awards Columns In The Summary Compensation Table For Applicable FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(7,172,453)
PEO [Member] | Increase Based On ASC 718 Fair Value Of Awards Granted During Applicable FY That Remain Unvested As Of Applicable FY End Determined As Of Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	158,809
PEO [Member] | Increase Based On ASC 718 Fair Value Of Awards Granted During Applicable FY That Vested During Applicable FY Determined As Of Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	173,697
PEO [Member] | Increase Deduction For Awards Granted During Prior FY That Vested During Applicable FY Determined Based On Change In ASC 718 Fair Value From Prior FY End To Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		14,267,393
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(6,643,407)	5,204,671
Non-PEO NEO [Member] | Deduction For Amounts Reported Under The Stock Awards And Option Awards Columns In The Summary Compensation Table For Applicable FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(799,054)
Non-PEO NEO [Member] | Increase Based On ASC 718 Fair Value Of Awards Granted During Applicable FY That Remain Unvested As Of Applicable FY End Determined As Of Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	37,580
Non-PEO NEO [Member] | Increase Deduction For Awards Granted During Prior FY That Were Outstanding And Unvested As Of Applicable FY End Determined Based On Change In ASC 718 Fair Value From Prior FY End To Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,104,845)	3,347,011
Non-PEO NEO [Member] | Increase Deduction For Awards Granted During Prior FY That Vested During Applicable FY Determined Based On Change In ASC 718 Fair Value From Prior FY End To Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(796,934)	$ 1,857,660
Non-PEO NEO [Member] | Deduction Of ASC 718 Fair Value Of Awards Granted During Prior FY That Were Forfeited During Applicable FY Determined As Of Prior FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (2,980,154)